Changes in Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policies
Future Accounting Pronouncements

Revenue from Contracts with Customers

In April 2016, the IASB issued its final amendments to IFRS 15 Revenue from Contracts with Customers, which will replace IAS 11 Construction Contracts and IAS 18 Revenue and the related interpretations on revenue recognition. The new standard moves away from a revenue recognition model based on an earnings process to an approach that is based on transfer of control of a good or service to a customer. The standard also requires extensive new disclosures, as to the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers. IFRS 15 can be applied retrospectively to each period presented or retrospectively as a cumulative-effect adjustment as of the date of adoption. The new standard is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. The Company has substantially completed its review of the various revenue streams and underlying contracts with customers and does not anticipate a material impact to the Company's net income. The Company will expand the disclosures in the notes to the financial statements as prescribed by IFRS 15 to provide additional information on the Company's various revenue streams and contractual arrangements.

Financial Instruments

In July 2014, the IASB issued IFRS 9 Financial Instruments which is intended to replace IAS 39 Financial Instruments: Recognition and Measurement. The new standard replaces the current multiple classification and measurement models for financial assets and liabilities with a single model that has only two classifications: amortized cost and fair value. Under IFRS 9, where the fair value option is applied to financial liabilities, any change in fair value resulting from an entity’s own credit risk is recorded through other comprehensive income or loss rather than net income or loss. The new standard also introduces a credit loss model for evaluating impairment of financial assets. In addition, IFRS 9 provides a hedge accounting model that is more in line with risk management activities. The Company currently does not apply hedge accounting to its derivative contracts nor does it intend to apply hedge accounting upon adoption of IFRS 9. The standard is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. The Company will adopt IFRS 9 in its financial statements for the annual period beginning on January 1, 2018. The Company has concluded that the standard will not have a material impact on the consolidated financial statements.

Leases

In January 2016, the IASB issued IFRS 16 Leases which replaces IAS 17 Leases. IFRS 16 introduces a single recognition and measurement model for lessees, which will require recognition of lease assets and lease obligations on the balance sheet. Short-term leases and leases for low value assets are exempt from recognition and may be treated as operating leases and recognized through net income or loss. The standard is effective for annual periods beginning on or after January 1, 2019 with early adoption permitted if IFRS 15 has been adopted. The standard shall be applied retrospectively to each period presented or retrospectively as a cumulative-effect adjustment as of the date of adoption. The Company will adopt IFRS 16 on January 1, 2019. The Company is developing a plan to identify and review its various lease agreements in order to determine the impact that adoption of IFRS 16 will have on the consolidated financial statements.